Lazard Emerging Markets Equity Advantage Portfolio
Lazard Emerging Markets Equity Advantage Portfolio
Investment Objective
The Portfolio seeks long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Investors transacting in Institutional or R6 shares through a financial intermediary acting as a broker in an agency capacity may be required to pay a commission directly to the broker.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Lazard Emerging Markets Equity Advantage Portfolio		Institutional Shares	Open Shares	R6 Shares
Management Fees		0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		none	0.25%	none
Other Expenses		5.32%	11.25%	5.32%	[1]
Total Annual Portfolio Operating Expenses		6.17%	12.35%	6.17%
Fee Waiver and/or Expense Reimbursement	[2]	5.07%	10.95%	5.12%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.10%	1.40%	1.05%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year, using "Other Expenses" for Institutional Shares from the last fiscal year.
[2]	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through May 1, 2019 to the extent Total Annual Portfolio Operating Expenses exceed 1.10%, 1.40% and 1.05% of the average daily net assets of the Portfolio's Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of "Acquired Funds" and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Lazard Emerging Markets Equity Advantage Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	112	1,379	2,617	5,587
Open Shares	143	2,517	4,555	8,475
R6 Shares	107	1,375	2,613	5,584

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of emerging markets companies. In managing the Portfolio, the Investment Manager utilizes a quantitatively driven, bottom up stock selection process. The Portfolio management team selects investments for the Portfolio from a broad investment universe of emerging market stocks and depositary receipts, including ADRs, GDRs and EDRs, REITs, warrants and rights. The active, quantitative approach utilized by the Portfolio management team involves initial screening, risk assessment and evaluation of each company relative to its global peers. The Investment Manager uses an objective, systematic investment process that blends both risk and stock ranking assessments designed to capture attractive risk-to-return characteristics. In addition to a multidimensional assessment of risk, each company is evaluated daily according to four independent measures: growth, value, sentiment and quality. The Portfolio may invest across the capitalization spectrum.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies that are economically tied to emerging market countries. The allocation of the Portfolio’s assets among countries and regions will vary from time to time based on the Investment Manager’s judgment and its analysis of market conditions.

The Portfolio may invest in ETFs and similar products, which generally pursue a passive index-based strategy.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Emerging Market Risk. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or worsen. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure. Currency investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies.

Depositary Receipts Risk. ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies, because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-US dollar security is denominated.

Quantitative Model Risk. The success of the Portfolio’s investment strategy depends largely upon the effectiveness of the Investment Manager’s quantitative model. A quantitative model, such as the risk and other models used by the Investment Manager requires adherence to a systematic, disciplined process. The Investment Manager’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors including incorrect or outdated market and other data inputs. Factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. In addition, factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.

Small and Mid Cap Companies Risk. Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Large Cap Companies Risk. Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

REIT Risk. REITS are subject to similar risks as an investment in a realty-related company. The risks related to investments in realty-related companies include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing. Due to certain special considerations that apply to REITs, investments in REITs may carry additional risks not necessarily present in investments in other securities. REIT securities (including those trading on national exchanges) typically have trading volumes that are less than those of common stocks of other stocks traded on national exchanges, which may affect the Portfolio’s ability to trade or liquidate those securities. An investment in REITs may be adversely affected if the REIT fails to comply with applicable laws and regulations. Failure to qualify with any of these requirements could jeopardize a company’s status as a REIT. The Portfolio generally will have no control over the operations and policies of a REIT, and the generally will have no ability to cause a REIT to take the actions necessary to qualify as a REIT.

ETF Risk. Shares of ETFs may trade at prices that vary from their NAVs, sometimes significantly. The shares of ETFs may trade at prices at, below or above their most recent NAV. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. The Portfolio’s investments in ETFs are subject to the risks of such ETF’s investments, as well as to the general risks of investing in ETFs. Portfolio shares will bear not only the Portfolio’s management fees and operating expenses, but also their proportional share of the management fees and operating expenses of the ETFs in which the Portfolio invests. The Portfolio may be limited by the 1940 Act in the amount of its assets that may be invested in ETFs and unless an ETF has received an exemptive order from the Securities and Exchange Commission on which the Portfolio may rely or an exemption is available.

Other Equity Securities Risk. Investments in rights and warrants involve certain risks including the possible lack of a liquid market for resale, price fluctuations and the failure of the price of the underlying security to reach a level at which the right or warrant can be prudently exercised, in which case the right or warrant may expire without being exercised and result in a loss of a Portfolio’s entire investment.

Securities Selection Risk. Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Performance Bar Chart and Table Year-by-Year Total Returns for Institutional Shares As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Emerging Markets Equity Advantage Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares varied from year to year. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Best Quarter: Q1 17 12.74% Worst Quarter: Q3 15 –15.35%
Average Annual Total Returns (for the periods ended December 31, 2017)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns shown below for the Portfolio’s R6 Shares (which were not operational as of December 31, 2017) reflect the performance of the Portfolio’s Institutional Shares. R6 Shares would have had substantially similar returns as Institutional Shares because the share classes are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

Average Annual Returns - Lazard Emerging Markets Equity Advantage Portfolio	1 Year	Life of Portfolio	Inception Date
Institutional Shares	42.52%	10.11%	May 29, 2015
Open Shares	42.09%	9.78%	May 29, 2015
R6 Shares	42.52%	10.11%
After Taxes on Distributions | Institutional Shares	42.40%	9.88%
After Taxes on Distributions and Sale of Portfolio Shares | Institutional Shares	24.65%	7.96%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	37.28%	8.25%